Shareholder Report, Holdings (Details)	Oct. 31, 2024
PGIM Global Real Estate Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Global Real Estate Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
PGIM Global Real Estate Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
PGIM Global Real Estate Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM Global Real Estate Fund - Class A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Global Real Estate Fund - Class A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Global Real Estate Fund - Class A | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Global Real Estate Fund - Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Global Real Estate Fund - Class A | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Global Real Estate Fund - Class A | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Global Real Estate Fund - Class A | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Global Real Estate Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Global Real Estate Fund - Class A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Global Real Estate Fund - Class A | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Global Real Estate Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Global Real Estate Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
PGIM Global Real Estate Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
PGIM Global Real Estate Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM Global Real Estate Fund - Class C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Global Real Estate Fund - Class C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Global Real Estate Fund - Class C | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Global Real Estate Fund - Class C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Global Real Estate Fund - Class C | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Global Real Estate Fund - Class C | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Global Real Estate Fund - Class C | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Global Real Estate Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Global Real Estate Fund - Class C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Global Real Estate Fund - Class C | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Global Real Estate Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Global Real Estate Fund - Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
PGIM Global Real Estate Fund - Class R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
PGIM Global Real Estate Fund - Class R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM Global Real Estate Fund - Class R | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Global Real Estate Fund - Class R | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Global Real Estate Fund - Class R | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Global Real Estate Fund - Class R | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Global Real Estate Fund - Class R | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class R | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Global Real Estate Fund - Class R | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Global Real Estate Fund - Class R | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Global Real Estate Fund - Class R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Global Real Estate Fund - Class R | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Global Real Estate Fund - Class R | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Global Real Estate Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Global Real Estate Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
PGIM Global Real Estate Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
PGIM Global Real Estate Fund - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM Global Real Estate Fund - Class Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Global Real Estate Fund - Class Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Global Real Estate Fund - Class Z | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Global Real Estate Fund - Class Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Global Real Estate Fund - Class Z | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Global Real Estate Fund - Class Z | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Global Real Estate Fund - Class Z | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Global Real Estate Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Global Real Estate Fund - Class Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Global Real Estate Fund - Class Z | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Global Real Estate Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Global Real Estate Fund - Class R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
PGIM Global Real Estate Fund - Class R2 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
PGIM Global Real Estate Fund - Class R2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM Global Real Estate Fund - Class R2 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Global Real Estate Fund - Class R2 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Global Real Estate Fund - Class R2 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Global Real Estate Fund - Class R2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Global Real Estate Fund - Class R2 | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class R2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Global Real Estate Fund - Class R2 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Global Real Estate Fund - Class R2 | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Global Real Estate Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Global Real Estate Fund - Class R2 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Global Real Estate Fund - Class R2 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Global Real Estate Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Global Real Estate Fund - Class R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
PGIM Global Real Estate Fund - Class R4 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
PGIM Global Real Estate Fund - Class R4 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM Global Real Estate Fund - Class R4 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Global Real Estate Fund - Class R4 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Global Real Estate Fund - Class R4 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Global Real Estate Fund - Class R4 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Global Real Estate Fund - Class R4 | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class R4 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Global Real Estate Fund - Class R4 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Global Real Estate Fund - Class R4 | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Global Real Estate Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Global Real Estate Fund - Class R4 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Global Real Estate Fund - Class R4 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Global Real Estate Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Global Real Estate Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Global Real Estate Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
PGIM Global Real Estate Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
PGIM Global Real Estate Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
PGIM Global Real Estate Fund - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Global Real Estate Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Global Real Estate Fund - Class R6 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Global Real Estate Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Global Real Estate Fund - Class R6 | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Global Real Estate Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Global Real Estate Fund - Class R6 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Global Real Estate Fund - Class R6 | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Global Real Estate Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Global Real Estate Fund - Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Global Real Estate Fund - Class R6 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison NextGeneration Global Opportunities Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison NextGeneration Global Opportunities Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison NextGeneration Global Opportunities Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison NextGeneration Global Opportunities Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Technology Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Technology Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Technology Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
PGIM Jennison Technology Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Technology Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Technology Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Technology Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Technology Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Technology Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
PGIM Jennison Technology Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM Jennison Technology Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM Jennison Technology Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Technology Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Technology Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Technology Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Technology Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Technology Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Technology Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class A | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Technology Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Technology Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Technology Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
PGIM Jennison Technology Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Technology Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Technology Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Technology Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Technology Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Technology Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
PGIM Jennison Technology Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM Jennison Technology Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM Jennison Technology Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Technology Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Technology Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Technology Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Technology Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Technology Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Technology Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class C | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Technology Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Technology Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Technology Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
PGIM Jennison Technology Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Technology Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Technology Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Technology Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Technology Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Technology Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
PGIM Jennison Technology Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM Jennison Technology Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM Jennison Technology Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Technology Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Technology Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Technology Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Technology Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Technology Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Technology Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class Z | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Technology Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Technology Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Technology Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
PGIM Jennison Technology Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Technology Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Technology Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Technology Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Technology Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Technology Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
PGIM Jennison Technology Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM Jennison Technology Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM Jennison Technology Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Technology Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Technology Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Technology Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Technology Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Technology Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Technology Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Technology Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Less than 0.05%